Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MDXHEALTH SA
Entity Central Index Key	0001872529
Entity File Number	001-40996
Entity Incorporation, State or Country Code	C9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Zone Industrielle des Hauts-Sarts
Entity Address, City or Town	Herstal
Entity Address, Country	BE
Entity Address, Postal Zip Code	4040
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	MDXH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	51,364,520
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Michael McGarrity
Entity Address, Address Line One	15279 Alton Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Irvine
Entity Address, Country	CA
Entity Address, Postal Zip Code	92618
Entity Phone Fax Numbers [Line Items]
City Area Code	+1 949
Local Phone Number	812-6979